Income Taxes (Components of Net Deferred Tax Assets (Liabilities)) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2022		Mar. 31, 2021		Mar. 31, 2020	Mar. 31, 2019
Deferred tax assets:
Allowance for credit losses		¥ 292,277		¥ 247,983
Lease liabilities		183,537		195,629
Trading securities		118,242		8,519
Premises and equipment		65,051		64,389
Derivative financial instruments		52,321		14,893
Available-for-sale securities		8,313		1,164
Net operating loss carryforwards	[2]	183,410	[1]	151,383
Other		223,564		237,730
Deferred Tax Assets, Gross, Total		1,126,715		921,690
Valuation allowance		(163,164)	[1],[2]	(129,150)	[2]	¥ (165,278)	¥ (158,581)
Deferred tax assets, net of valuation allowance		963,551		792,540
Deferred tax liabilities:
Prepaid pension cost and accrued pension liabilities		221,256		292,397
Right-of-use assets		176,591		188,902
Investments		213,398		259,276
Other		104,020		83,952
Deferred tax liabilities		715,265		824,527
Net deferred tax assets (liabilities)		¥ 248,286		¥ (31,987)

[1]	The amount includes ¥0 million related to MHFG’s net operating loss carryforwards resulting mainly from intercompany capital transactions in relation to the share buyback conducted by MHSC as of March 31, 2022. The tax effect of the net operating loss carryforwards is substantially offset by ¥0 million of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.
[2]	The amount includes ¥85,001 million and ¥0 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2021 and 2022, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥56,928 million and ¥0 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.